Convertible Debenture	6 Months Ended
Jun. 30, 2019
Convertible Debenture [Abstract]
CONVERTIBLE DEBENTURE
NOTE 5:-	CONVERTIBLE DEBENTURE

Further to the discussed in Note 13.c to the 2018 Annual Consolidated Financial Statements, YA II PN Ltd. ("Yorkville") agreed to invest $250 thousand as part of the March 2019 Financing Round (as defined in Note 6.b), which was made by converting $250 thousand of the principal outstanding ($1.5 million) under the convertible debentures that were issued on November 26, 2018 to Yorkville, and as a result the Company issued to Yorkville 71,428 ADSs. In addition, as part of the March 2019 Financing Round, the Company issued to Yorkville 53,571 warrants (for more information see Note 6.b).

Hereinafter in the reconciliation of the fair value measurements (the conversion component of the convertible debentures) that are categorized within Level 3 of the fair value hierarchy in financial instruments:

USD in thousands

Balance at January 1, 2018	$-
Issuance at November 23, 2018	745
Finance income	(468)

Balance at December 31, 2018	277
Finance income	(95)
Conversion of the proportional part out of the conversion component	(40)

Balance at June 30, 2019	$142

Economic methodology:

The convertible component was calculated using the Monte Carlo Simulation Model, an option pricing model which takes into account six parameters as disclosed below for each period valuated:

	March 31, 2019	June 30, 2019

The price of the ADS as of the valuation date	$3.17	$2.5
The exercise price of the option (*)	$7	$7
The expected volatility of the price of the ADS	116.1%	82.05%
The risk-free interest rate for the option contractual term	2.43%	2.52%
The expected dividends over the option's expected term	0%	0%
Maturity date	November 23, 2019	November 23, 2019

(*) lower of $7.00 or 95% of the lowest daily volume weighted average price during the five consecutive trading days immediately preceding the conversion date.

Refer to Note 8.c for more information due to subsequent events after the reporting period.